STOCK OPTION RESERVE (Details 1) - shares	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	225,117	90,281
Granted	97,739
Expired or forfeited		(25,167)
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Ending balance	322,856	65,114
Exercisable as at end	322,856	43,723